Income tax expenses- Composition of deferred tax assets and liabilities (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2022	Mar. 31, 2021	Sep. 30, 2019
Deferred tax assets
Licensed copyrights		¥ 3,893	¥ 3,664
Tax losses carried forward and others		46,945	40,031
Total deferred tax assets, gross		50,838	43,695
Valuation allowance		(36,363)	(32,654)
Total deferred tax assets		14,475	11,041
Deferred tax liabilities
Identifiable intangible assets		(20,773)	(22,212)
Withholding tax on undistributed earnings		(8,106)	(8,066)
Equity method investees and others		(32,827)	(29,320)
Total deferred tax liabilities		(61,706)	(59,598)
Net deferred tax liabilities		(47,231)	(48,557)
Undistributed earnings intended to be invested indefinitely in the PRC		176,400	¥ 195,300
Ant Group
Deferred tax liabilities
Deferred tax effect	¥ 19,700
Equity interest (as a percent)	33.00%			33.00%
Singapore
Income tax
Accumulated tax losses of subsidiaries		20,319
Hong Kong
Income tax
Accumulated tax losses of subsidiaries		7,008
Indonesia
Income tax
Accumulated tax losses of subsidiaries		4,071
PRC
Income tax
Accumulated tax losses of subsidiaries		¥ 129,793